UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	18 Sewall Street
         	Marblehead, MA  01945
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	781-639-2750
Signature, Place, and Date of Signing:
    William B. Moody    Marblehead, MA    October 21, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	None
Form 13F Information Table Entry Total:   	47
Form 13F Information Table Value Total:   	$95,127,000
List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp              COM              00163T109     2103    72770 SH       SOLE                    57830             14940
AVX Corp                       COM              002444107     1192   137680 SH       SOLE                   109320             28360
Alcan Aluminium                COM              013716105     1522    61670 SH       SOLE                    47915             13755
Allied Capital Corp            COM              01903Q108     3369   153910 SH       SOLE                   123690             30220
Apache Corp                    COM              037411105     2045    34407 SH       SOLE                    27397              7010
Archer Daniels Mdlnd           COM              039483102     1765   141080 SH       SOLE                   112590             28490
Barrick Gold Corp              COM              067901108     1863   119820 SH       SOLE                    95470             24350
Bear Stearns Co Inc            COM              073902108     2410    42730 SH       SOLE                    34000              8730
Becton Dickinson               COM              075887109     2365    83280 SH       SOLE                    66240             17040
City National Corp             COM              178566105     1846    39470 SH       SOLE                    31770              7700
Clayton Homes                  COM              184190106     1242   113080 SH       SOLE                    90990             22090
Clorox Co                      COM              189054109     1793    44630 SH       SOLE                    35890              8740
ConAgra Inc                    COM              205887102     3061   123180 SH       SOLE                    98900             24280
CountryWide Credit             COM              222372104     3124    66250 SH       SOLE                    53260             12990
Equity Office Prop             COM              294741103     2000    77445 SH       SOLE                    61505             15940
FedEx Corp                     COM              31428X106     1848    36905 SH       SOLE                    29545              7360
Franklin Resources             COM              354613101     2350    75570 SH       SOLE                    60060             15510
Health Net Inc                 COM              42222G108     2516   117310 SH       SOLE                    93560             23750
Hon Industries Inc             COM              438092108     3071   120670 SH       SOLE                    97040             23630
Hubbell Inc Cl B               COM              443510201     2336    80370 SH       SOLE                    64010             16360
Jones Apparel Group            COM              480074103     2988    97340 SH       SOLE                    78490             18850
Key Energy Svcs                COM              492914106     1940   246180 SH       SOLE                   195460             50720
MBIA Inc                       COM              55262C100     1987    49725 SH       SOLE                    39560             10165
Marathon Oil Corp              COM              565849106     2090    92165 SH       SOLE                    73985             18180
Newell Rubbermaid              COM              651229106     3983   129030 SH       SOLE                   103790             25240
Northeast Utilities            COM              664397106     2330   137860 SH       SOLE                   109910             27950
Nucor Corp                     COM              670346105     1581    41720 SH       SOLE                    32670              9050
OM Group Inc                   COM              670872100     2064    48217 SH       SOLE                    38427              9790
PG&E                           COM              69331C108     1254   111345 SH       SOLE                    82076             29269
Pfizer Inc                     COM              717081103      381    13132 SH       SOLE                                      13132
Placer Dome                    COM              725906101     1738   190410 SH       SOLE                   151630             38780
Popular Inc                    COM              733174106     2943    93130 SH       SOLE                    74660             18470
Progress Energy Inc            COM              743263105     2226    54460 SH       SOLE                    43790             10670
Progress Energy-CVO            COM              743263AA3        0    52200 SH       SOLE                    38790             13410
Prudential Finl Inc            COM              744320102     1240    43430 SH       SOLE                    34800              8630
RadioShack Corp                COM              750438103     1522    75880 SH       SOLE                    62440             13440
Republic Services Inc          COM              760759100     2128   113180 SH       SOLE                    90910             22270
Sherwin-Williams               COM              824348106     2963   125140 SH       SOLE                    98990             26150
Sierra Pacific Res.            COM              826428104       72    11870 SH       SOLE                     6670              5200
Superior Indus Intl            COM              868168105     2039    43300 SH       SOLE                    34960              8340
TJX Companies                  COM              872540109     3198   188140 SH       SOLE                   151820             36320
Teleflex Inc                   COM              879369106     2102    46120 SH       SOLE                    36670              9450
Tidewater Inc                  COM              886423102     1800    66690 SH       SOLE                    55970             10720
Trizec Properties Inc.         COM              89687P107     1571   138416 SH       SOLE                   111134             27282
Waters Corp                    COM              941848103     2018    83210 SH       SOLE                    66160             17050
Wellpoint Health Net           COM              94973H108     3065    41810 SH       SOLE                    33740              8070
Zomax, Inc                     COM              989929104       81    20800 SH       SOLE                    11700              9100